16. STOCK OPTIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
16. STOCK OPTIONS

Description of Stock Option Plan

On April 29, 2011, the 2011 Stock Incentive Plan was approved at the Annual Stockholder Meeting. The Company was authorized to issue options for, and has reserved for issuance, up to 7,000,000 shares of common stock under the 2011 Stock Incentive Plan. On March 21, 2013, an amendment to the Stock Option Plan was approved by the stockholders of the Company, increasing the number of shares reserved for issuance under the Plan to 14,000,000 shares.

Determining Fair Value Under ASC 505

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjusts share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

Stock option grants totaling 5,100,000 shares of common stock have been made to three directors and four employees for services provided during 2012. These options were authorized for issuance under the 2011 Stock Incentive Plan and were effective March 21, 2013, when the Company was authorized to issue options up to 14,000,000 shares under the 2011 Stock Incentive Plan at the Annual Stockholder Meeting.

There are currently 11,005,000 options to purchase common stock at an average exercise price of $0.131 per share outstanding at June 30, 2013 under the 2011 Stock Incentive Plan. The Company recorded $221,692 and $232,567 of compensation expense, net of related tax effects, relative to stock options for the nine months ended June 30, 2013 and 2012 in accordance with ASC 505. Net loss per share (basic and diluted) associated with this expense was approximately ($0.00).

Stock option activity for the nine months ended June 30, 2013 and the year ended September 30, 2012:

		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2011	6,920,000	$0.296	$2,050,800
Granted	2,200,000	0.104	229,000
Exercised	-	-	-
Forfeitures	(3,200,000)	0.470	(1,503,000)
Outstanding as of September 30, 2012	5,920,000	0.131	$776,800
Granted	5,100,000	0.130	663,000
Exercised	-	-	-
Forfeitures	(15,000)	0.240	(3,600)
Outstanding as of June 30, 2013	11,005,000	$0.131	1,436,200

The following table summarizes information about stock options outstanding and exercisable at June 30, 2013:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
0.090	500,000	6.50 years	0.090	375,000	0.090
0.100	1,900,000	8.25 years	0.100	2,000,000	0.100
0.120	200,000	1.00 years	0.120	100,000	0.120
0.130	5,100,000	6.43 years	0.130	3,633,333	0.130
0.150	3,100,000	6.55 years	0.150	3,100,000	0.150
0.240	205,000	2.00 years	0.240	165,000	0.240
	11,005,000	7.29 years	$0.131	9,373,333	$0.135

There is no aggregate intrinsic value of the exercisable options as of June 30, 2013.

See Note 13 for discussion of notes payable issued to the Company’s former CEO and President during the quarter ended March 31, 2007.   Other than the note payable, related interest and payroll related accruals, all amounts are recorded in the related party accounts payable balance.  As of the filing date, Mr. Erickson beneficially owns 5,423,773 shares of common stock.

Mr. Sparks resigned from the Board of Directors effective September 6, 2012.  On September 6, 2012, the Company entered into a Settlement and Release Agreement with Mr. Sparks pursuant to which the Company agreed to (i) pay to Mr. Sparks the sum of $50,750 and issue 513,696 shares of the Company’s common stock as satisfaction in full of amounts owed pursuant to a note issued in 2007 and related accrued interest; and (ii) pay to Mr. Sparks the sum of $39,635 and issue 4,000,000 shares of the Company’s common stock as satisfaction in full of amounts owed to pursuant to a note issued in 2009, related accrued interest, and other liabilities, including accrued compensation of $721,333.  The full Settlement and Release Agreement was filed as Exhibit 10.1 to Form 8-K/A1 filed by the Company on September 12, 2012.

The Company paid $195,000 for fees to Dr. Kawahata and Mr. Arai, two Directors, as a finder fee for their services in closing the Sumitomo transactions. The Company paid $60,000 on June 25, 2012 and $135,000 on July 25, 2012.